Plan’s Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net change in fair value of investments	$ 16,390,227
Master Trust
EBP, Master Trust [Line Items]
Net change in fair value of investments	$ 43,552,149